Note 35 - Operating Segments - Financial Statements (Details) - USD ($) $ in Thousands			12 Months Ended
	Jun. 23, 2017	May 16, 2016	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Revenue			$ 68,399		$ 69,762	[1]	$ 61,992
Royalties			(3,426)		(3,498)	[1]	(2,923)
Production costs			(39,315)		(36,180)	[1]	(32,086)
Depreciation			(4,071)		(3,763)	[1]	(3,491)
Management fee*				[2]		[2]
Other income			7,101		2,594	[1]	1,330
Other expenses			(336)		(14)	[1]	(55)
Administrative expenses			(6,465)		(5,911)	[1]	(7,263)
Cash-settled share-based payment expense			(315)		(976)	[1]	(618)
Equity-settled share-based payment expense	$ (806)		(14)		(835)	[1]	(170)
Net Foreign exchange gain/(loss)			223		(380)	[1]	(505)
Net finance cost			(220)		(31)		(176)
Margin call on hedge			(360)			[1]	(435)
Profit before tax			21,201		20,587		18,802
Tax expense			(7,445)		(8,691)		(7,717)
Profit for the year			13,756		11,896		11,085
Current (excluding intercompany)			28,168		27,913
Non-current (excluding intercompany)			97,525		82,143
Additions other than through business combinations, property, plant and equipment			19,915		20,949
Intercompany balances
Assets held for sale			296
Current (excluding intercompany)			(12,198)		(15,602)
Non-current (excluding intercompany)			(34,687)		(25,243)
Intercompany balances
Liabilities directly associated with assets held for sale			(609)
Inter-segmental revenue
Impairment loss on trade receivables					(181)	[1]
Net Foreign exchange gain			223		(380)	[1]	(505)
Cash-settled share-based payment expense			315		976	[1]	618
Sale of Blanket Mine treasury		$ 3,202				[1]	3,202
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue			(12,166)
Royalties
Production costs			11,199		15,324		11,180
Depreciation			327		309		289
Management fee*				[2]		[2]
Other income
Other expenses
Administrative expenses							674
Cash-settled share-based payment expense
Equity-settled share-based payment expense
Net Foreign exchange gain/(loss)
Net finance cost
Margin call on hedge
Profit before tax			(640)		572		795
Tax expense			153
Profit for the year			(487)		572		795
Current (excluding intercompany)			(91)		(60)
Non-current (excluding intercompany)			(1,641)		(1,076)
Additions other than through business combinations, property, plant and equipment			(891)		(51)
Intercompany balances			(46,240)		(58,087)
Assets held for sale
Current (excluding intercompany)
Non-current (excluding intercompany)			446		293
Intercompany balances			46,240		58,087
Liabilities directly associated with assets held for sale
Inter-segmental revenue					(15,061)		(11,348)
Impairment loss on trade receivables
Net Foreign exchange gain
Cash-settled share-based payment expense
Sale of Blanket Mine treasury
Corporate and other reconciling amounts [member]
Statement Line Items [Line Items]
Revenue			(388)
Royalties
Production costs
Depreciation
Management fee*				[2]		[2]
Other income			253		31		120
Other expenses			(40)
Administrative expenses			(3,873)		(3,613)		(4,690)
Cash-settled share-based payment expense			(94)		(395)		340
Equity-settled share-based payment expense			(14)		(29)
Net Foreign exchange gain/(loss)			417		(212)		22
Net finance cost			25		28
Margin call on hedge			(360)				(435)
Profit before tax			(4,074)		(4,376)		(5,848)
Tax expense			(126)
Profit for the year			(4,200)		(4,376)		(5,323)
Current (excluding intercompany)			3,265		4,839
Non-current (excluding intercompany)					40
Additions other than through business combinations, property, plant and equipment
Intercompany balances			39,314		50,066
Assets held for sale
Current (excluding intercompany)			(350)		(357)
Non-current (excluding intercompany)			(2,043)		(1,781)
Intercompany balances			(11,863)		(22,643)
Liabilities directly associated with assets held for sale
Inter-segmental revenue					(186)		(525)
Impairment loss on trade receivables
Net Foreign exchange gain			417		(212)		22
Cash-settled share-based payment expense			94		395		(340)
Sale of Blanket Mine treasury
Zimbabwean operations [member]
Statement Line Items [Line Items]
Revenue			68,399		69,762		61,992
Royalties			(3,426)		(3,498)		(2,923)
Production costs			(39,186)		(36,753)		(33,081)
Depreciation			(4,366)		(4,019)		(3,733)
Management fee*			(2,650)	[2]	(3,960)	[2]	(3,960)
Other income			6,482		2,358		1,194
Other expenses			(296)				(55)
Administrative expenses			(159)		(40)		(128)
Cash-settled share-based payment expense			(84)		(581)		342
Equity-settled share-based payment expense					(806)
Net Foreign exchange gain/(loss)			133		(375)		2
Net finance cost			(262)		(69)		(191)
Margin call on hedge
Profit before tax			24,585		21,838		21,977
Tax expense			(7,085)		(7,587)		(6,795)
Profit for the year			17,500		14,251		15,182
Current (excluding intercompany)			21,505		20,368
Non-current (excluding intercompany)			98,700		82,798
Additions other than through business combinations, property, plant and equipment			20,436		21,007
Intercompany balances
Assets held for sale
Current (excluding intercompany)			(10,445)		(13,969)
Non-current (excluding intercompany)			(33,043)		(23,041)
Intercompany balances			(1,345)		(2,720)
Liabilities directly associated with assets held for sale
Inter-segmental revenue
Impairment loss on trade receivables					(181)
Net Foreign exchange gain			133		(375)		2
Cash-settled share-based payment expense			84		581		(342)
Sale of Blanket Mine treasury							3,202
South African operations [member]
Statement Line Items [Line Items]
Revenue			12,554
Royalties
Production costs			(11,328)		(14,751)		(10,185)
Depreciation			(32)		(53)		(47)
Management fee*			2,650	[2]	3,960	[2]	3,960
Other income			366		205		16
Other expenses					(14)
Administrative expenses			(2,433)		(2,258)		(3,119)
Cash-settled share-based payment expense			(137)				106
Equity-settled share-based payment expense
Net Foreign exchange gain/(loss)			(327)		207		(529)
Net finance cost			17		10		15
Margin call on hedge
Profit before tax			1,330		2,553		1,878
Tax expense			(387)		(1,104)		(922)
Profit for the year			943		1,449		431
Current (excluding intercompany)			3,489		2,766
Non-current (excluding intercompany)			466		381
Additions other than through business combinations, property, plant and equipment			370		(7)
Intercompany balances			6,926		8,021
Assets held for sale			296
Current (excluding intercompany)			(1,403)		(1,276)
Non-current (excluding intercompany)			(47)		(714)
Intercompany balances			(33,032)		(32,724)
Liabilities directly associated with assets held for sale			(609)
Inter-segmental revenue					15,247		11,873
Impairment loss on trade receivables
Net Foreign exchange gain			(327)		207		(529)
Cash-settled share-based payment expense			$ 137				(106)
Sale of Blanket Mine treasury

[1]	Restated, refer note 4(a).
[2]	Of the management fee $1,871 was receivable and payable at year end (2017: $561).